MUTUAL FUND SERIES TRUST

(THE “TRUST”)

Supplement dated August 31, 2015 to the Statement of Additional Information (“SAI”) dated October 29, 2014 to the following series of the Trust (each a “Fund”):

Catalyst Time Value Trading Fund

Class A: TVTAX Class C: TVTCX Class I: TVTIX

Catalyst/Princeton Hedged Income Fund

Class A: HIFAX Class C: HIFCX Class I: HIFIX

Supplement dated August 31, 2015 to the Statement of Additional Information (“SAI”) dated November 1, 2014 to each of the following series of the Trust (each a “Fund”):

Catalyst Small-Cap Insider Buying Fund Class A: CTVAX Class C: CTVCX Class I: CTVIX	Catalyst/SMH Total Return Income Fund Class A: TRIFX Class C: TRICX Class I: TRIIX
Catalyst Hedged Insider Buying Fund Class A: STVAX Class C: STVCX Class I:STVIX	Catalyst/Groesbeck Growth of Income Fund Class A: CGGAX Class C: CGGCX Class I: CGGIX
Catalyst Insider Buying Fund Class A: INSAX Class C: INSCX Class I: INSIX	Catalyst/Groesbeck Aggressive Growth Fund Class A: GROAX Class C: GROCX Class I: GROIX
Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX Class I:CIAIX	Catalyst/MAP Global Total Return Income Fund Class A: TRXAX Class C: TRXCX Class I: TRXIX
Catalyst Activist Investor Fund Class A: AIXAX Class C: AIXCX Class I: AIXIX	Catalyst/MAP Global Capital Appreciation Fund Class A: CAXAX Class C: CAXCX Class I: CAXIX
Catalyst Insider Income Fund Class A: IIXAX Class C: IIXCX Class I: IIXIX	Catalyst/Lyons Hedged Premium Return Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst Hedged Futures Strategy Fund Class A: HFXAX Class C: HFXCX Class I: HFXIX	Catalyst/Lyons Tactical Allocation Fund Class A: CLTAX Class C: CLTCX Class I: CLTIX
Catalyst/SMH High Income Fund Class A: HIIFX Class C: HIICX Class I: HIIIX	Catalyst Dynamic Alpha Fund Class A: CPEAX Class C: CPECX Class I: CPEIX
Catalyst/EquityCompass Buyback Strategy Fund Class A: BUYAX Class C: BUYCX Class I: BUYIX	Catalyst/Princeton Floating Rate Income Fund Class A: CFRAX Class C: CFRCX Class I: CFRIX
Catalyst Macro Strategy Fund Class A: MCXAX Class C: MCXCX Class I: MCXIX

Supplement dated August 31, 2015 to the Statement of Additional Information (“SAI”) dated November 21, 2014 to the following series of the Trust (a “Fund”):

Catalyst/Stone Beach Income Opportunity Fund

Class A: IOXAX Class C: IOXCX Class I: IOXIX

Supplement dated August 31, 2015 to the Statement of Additional Information (“SAI”) dated December 19, 2014 to the following series of the Trust (a “Fund”):

Catalyst MLP & Infrastructure Fund

Class A: MLXAX Class C: MLXCX Class I: MLXIX

Supplement dated August 31, 2015 to the Statement of Additional Information (“SAI”) dated July 7, 2015 to the following series of the Trust (a “Fund”):

Catalyst Intelligent Alternative Fund

(formerly, the Catalyst Absolute Total Return Fund)

Class A: ATRAX Class C: ATRCX Class I: ATRFX

The information in this Supplement updates certain information contained in each currently effective SAI for each Fund dated on or before the date of this Supplement and should be read in conjunction with any such SAI. _____________________________________________________________________________________________________________________

The following is added as a potential conflict of interest of portfolio managers who manage multiple funds under the section of each Fund’s SAI entitled “Advisor and Sub-Advisors – Potential Conflicts of Interests- Advisor and Sub-Advisors” or “Advisor – Potential Conflicts of Interests – Advisor”, as applicable:

•	The Portfolio Managers may invest the Fund’s cash holdings in an affiliated money market fund advised by the Advisor.

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You should read this Supplement in conjunction with each Fund’s current Prospectus and SAI, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.